Goodwill and Identifiable Intangible Assets - Summary of amortization expense related to the intangible assets (Details) - Mariadb Corporation Ab - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Goodwill
2023	$ 310
2024	212
2025	192
2026	162
2027	146
Thereafter	98
Total future amortization expense	$ 1,120	$ 706